Intangible assets, net	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
AutoLotto, Inc. [Member]
Intangible assets, net [Line Items]
Intangible assets, net

5.      Intangible assets, net

TinBu Acquisition

The following intangible assets, net relate to the acquisition of TinBu LLC (“TinBu”):

Customer Relationships

Customer relationships represent the valuation of acquired customer accounts. The cost is amortized on the straight-line method over its estimated useful life of six years.

	As of September 30, 2021	As of December 31, 2020

Cost basis	$940,000	$940,000
Less: accumulated amortization	(483,056)	(365,556)
	$456,944	$574,444

Amortization expense for the three months ended September 30, 2021 and 2020 was $39,167 and $39,167, respectively. Amortization expense for the nine months ended September 30, 2021 and 2020 was $117,500 and $117,500, respectively.

Estimated amortization expense for the three months remaining in 2021 will be $39,167 and each of the ensuing years through December 31, 2024 will be $156,667 (except for 2024, which will be $104,443).

Trade Name

Trade name consists of the valuation of the Company’s trademarks and brand identity. The trade name is being amortized on the straight-line method over its respective term of six years.

	As of September 30, 2021	As of December 31, 2020

Cost basis	$10,000	$10,000
Less: accumulated amortization	(5,139)	(3,889)
	$4,861	$6,111

Amortization expense for the three months ended September 30, 2021 and 2020 was $417 and $417, respectively. Amortization expense for the nine months ended September 30, 2021 and 2020 was $1,250 and $1,250, respectively.

Estimated amortization expense for the three months remaining in 2021 will be $417 and each of the ensuing years through December 31, 2024 will be $1,667 (except for 2024, which will be $1,110).

Technology

Technology represents the valuation of acquired technology. The cost is amortized on the straight-line method over its estimated useful life of six years.

	As of September 30, 2021	As of December 31, 2020

Cost basis	$1,430,000	$1,430,000
Less: accumulated amortization	(734,861)	(556,111)
	$695,139	$873,889

Amortization expense for the three months ended September 30, 2021 and 2020 was $59,583 and $59,583, respectively. Amortization expense for the nine months ended September 30, 2021 and 2020 was $178,750 and $178,750, respectively.

Estimated amortization expense for the three months remaining in 2021 will be $59,583 and each of the ensuing years through December 31, 2024 will be $238,333 (except for 2024, which will be $158,890).

Software Agreements

The Company entered into a software agreement with a third party. As part of the agreement, the Company paid $2,000,000 for unlimited access to the software of the third party. The cost of this software agreement is amortized on the straight-line method over its estimated useful life of six years.

	As of September 30, 2021	As of December 31, 2020

Cost basis	$2,000,000	$2,000,000
Less: accumulated amortization	(1,194,444)	(944,444)
	$805,556	$1,055,556

Amortization expense for the three months ended September 30, 2021 and 2020 was $83,333 and $83,333, respectively. Amortization expense for the nine months ended September 30, 2021 and 2020 was $250,000 and $250,000, respectively.

Estimated amortization expense for the three months remaining in 2021 will be $83,333 and each of the ensuing years through December 31, 2024 will be $333,333 (except for 2024, which will be $83,333).

On March 9, 2018, the Company and Playsino Inc. executed a Merger Agreement (the “Playsino Agreement”), which included a provision that, in the event of the Playsino Agreement’s termination, the Company would receive a non-exclusive license to certain programs, databases and operating systems owned by Playsino, Inc. without further action required by either the Company or Playsino, Inc. On February 15, 2021, the Company terminated the majority of the Playsino Agreement, to pursue a business combination with Trident. The surviving provision was the non-exclusive license for which the Company issued Playsino, Inc. a Series B notes in the principal amount to $12.45 million. The Company’s non-exclusive license to certain programs, databases and operating systems became effective as of the date of the termination of the Playsino Agreement, being February 15, 2021, on which both parties were able to agree on the value for the non-exclusive license. The non-exclusive license is treated as an intangible asset under ASC 350 “Intangibles — Goodwill and Other”. The useful life of the intangible asset is five years. The cost of the intangible asset is amortized on the straight-line method over its estimated useful life. As of the date of this filing, the Company’s management assessed that were no triggering events or circumstances that indicated that the asset carrying value would be impaired. Management will continue to evaluate for impairment periodically in accordance with ASC 360-10 “Overall — Recoverability of Carrying Amounts — Assets to Be Held and Used”.

As of September 30, 2021

Cost basis	$12,450,000
Less: accumulated amortization	(1,245,000)
$11,205,000

Amortization expense for the three and nine months ended September 30, 2021 was $622,500 and $1,245,000, respectively.

Estimated amortization expense for the three months remaining in 2021 will be $622,500 and each of the ensuing years through December 31, 2026 will be $2,490,000 (except for 2026, which will be $622,500).

Sports.com Domain Acquisition

In February 2021, the Company purchased the domain name sports.com. The total purchase price for the unlimited use of the domain name was $6,000,000 which was partially paid in cash for $3,000,000 and the balance was settled by issuing Series B convertible debt of $3,000,000 (see Note 6). The cost is amortized n the straight-line method over its estimated useful life of fifteen years.

As of September 30, 2021

Cost basis	$6,000,000
Less: accumulated amortization	(233,333)
$5,766,667

Amortization expense for the three and nine months ended September 30, 2021 was $100,000 and $233,333, respectively.

Estimated amortization expense for the three months remaining in 2021 will be $100,000 and each of the ensuing years through December 31, 2036 will be $400,000 (except for 2036, which will be $66,666).

Lottery.com Domain Acquisition

In March 2017, the Company purchased the domain name lottery.com. The total purchase price was $935,000 for the domain name. The cost is amortized on the straight-line method over its estimated useful life of fifteen years.

	As of September 30, 2021	As of December 31, 2020

Cost basis	$935,000	$935,000
Less: accumulated amortization	(280,500)	(233,750)
	$654,500	$701,250

Amortization expense for the three months ended September 30, 2021 and 2020 was $15,583 and $15,583, respectively. Amortization expense for the nine months ended September 30, 2021 and 2020 was $46,750 and $46,750, respectively.

Estimated amortization expense for the three months remaining in 2021 will be $15,583 and each of the ensuing years through December 31, 2032, will be $62,333 (except for 2032, which will be $15,588).

Aganar and JuegaLotto Acquisition

The following intangible assets, net relate to the acquisition of Aganar and JuegaLotto:

Customer Relationships

Customer relationships represent the valuation of acquired customer accounts. The asset will be amortized on the straight-line method over its estimated useful life of six years.

As of September 30, 2021

Cost basis	$410,000
Less: accumulated amortization	(17,083)
$392,917

Amortization expense for the three and nine months ended September 30, 2021 was $17,083.

Estimated amortization expense for the three months remaining in 2021 will be $17,083 and each of the ensuing years through December 31, 2027 will be $68,333 (except for 2027, which will be $34,167).

Trade Name

Trade name consists of the valuation of the Company’s trademarks and brand identity. The trade name is being amortized on the straight-line method over its respective term of six years.

As of September 30, 2021

Cost basis	$2,540,000
Less: accumulated amortization	(105,833)
$2,434,167

Amortization expense for the three and nine months ended September 30, 2021 was $105,833.

Estimated amortization expense for the three months remaining in 2021 will be $105,833 and each of the ensuing years through December 31, 2027 will be $423,333 (except for 2027, which will be $211,667).

Technology

Technology represents the valuation of acquired technology. The asset will be amortized on the straight-line method over its estimated useful life of six years.

As of September 30, 2021

Cost basis	$1,620,000
Less: accumulated amortization	(67,500)
$1,552,500

Amortization expense for the three and nine months ended September 30, 2021 was $67,500.

Estimated amortization expense for the three months remaining in 2021 will be $67,500 and each of the ensuing years through December 31, 2027 will be $270,000 (except for 2027, which will be $135,000).

Gaming Licenses

Gaming licenses represent the valuation of licenses allowing the entities to operate in certain jurisdictions. The asset will be amortized on the straight-line method over its estimated useful life of six years.

As of September 30, 2021

Cost basis	$4,020,000
Less: accumulated amortization	(167,500)
$3,852,500

Amortization expense for the three and nine months ended September 30, 2021 was $167,500.

Estimated amortization expense for the three months remaining in 2021 will be $167,500 and each of the ensuing years through December 31, 2027 will be $670,000 (except for 2027, which will be $335,000).

5.      Intangible Assets, net

TinBu Acquisition

The following intangible assets relate to the acquisition of TinBu:

Customer Relationships

Customer relationships represent the valuation of acquired customer accounts. The cost is amortized on the straight-line method over its estimated useful life of six years.

	As of December 31,
	2020	2019
Cost basis	$940,000	$940,000
Less: accumulated amortization	(365,556)	(208,889)
	$574,444	$731,111

Amortization expense for the years ended December 31, 2020 and 2019 was $156,667 and $156,667, respectively. Estimated amortization expense for each of the ensuing years through December 31, 2024 will be $156,667 (except for 2024, which will be $104,443).

Trade Name

Trade name consists of the valuation of the Company’s trademarks and brand identity. The trade name is being amortized on the straight-line method over its respective term of six years.

	As of December 31,
	2020	2019
Cost basis	$10,000	$10,000
Less: accumulated amortization	(3,889)	(2,222)
	$6,111	$7,778

Amortization expense for the years ended December 31, 2020 and 2019 was $1,667 and $1,667, respectively. Estimated amortization expense for each of the ensuing years through December 31, 2024 will be $1,667 (except for 2024, which will be $1,110).

Technology

Technology represents the valuation of acquired technology. The cost is amortized on the straight-line method over its estimated useful life of six years.

	As of December 31,
	2020	2019
Cost basis	$1,430,000	$1,430,000
Less: accumulated amortization	(556,111)	(317,778)
	$873,889	$1,112,222

Amortization expense for the years ended December 31, 2020 and 2019 was $238,333 and $238,333, respectively. Estimated amortization expense for each of the ensuing years through December 31, 2024 will be $238,333 (except for 2024, which will be $158,890).

Software Agreement

The Company entered into a software agreement with a third party. As part of the agreement, the Company paid $2,000,000 for unlimited access to the software of the third party. The cost is amortized on the straight-line method over its estimated useful life of six years.

	As of December 31,
	2020	2019
Cost basis	$2,000,000	$2,000,000
Less: accumulated amortization	(916,667)	(583,333)
	$1,083,333	$1,416,667

Amortization expense for the years ended December 31, 2020 and 2019 was $333,333 and $333,333, respectively. Estimated amortization expense for each of the ensuing years through December 31, 2024 will be $333,333 (except for 2024, which will be $83,334).

Lottery.com Domain Acquisition

In March 2017, the Company purchased the domain name lottery.com. The total purchase price was $935,000 for the domain name. The cost is amortized on the straight-line method over its estimated useful life of fifteen years.

	As of December 31,
	2020	2019
Cost basis	$935,000	$935,000
Less: accumulated amortization	(233,750)	(171,417)
	$701,250	$763,583

Amortization expense for the years ended December 31, 2020 and 2019 was $62,333 and 62,333, respectively. Estimated amortization expense for each of the ensuing years through December 31, 2032 will be $62,333 (except for 2032, which will be $15,588).